Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended	83 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000205718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)
Average Annual Return, Percent	29.29%	6.79%		7.95%
C000205719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)
Average Annual Return, Percent	29.13%	6.69%	7.83%
MSCI Emerging Markets Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net total return)
Average Annual Return, Percent	27.91%	7.46%	8.17%	8.17%